UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)                AIG MONEY MARKET FUND
JULY 31, 2005
-----------------------------------------------------------------------
-------------------------------------------------------
    Face
   Amount                                      Value
    (000)                                      (000)
-------------------------------------------------------
CERTIFICATES OF DEPOSIT (43.8%)
BANKS (43.8%)
           Barclays Bank PLC
$   40,000     3.420%, 08/26/05            $    40,000
           BNP Paribas
    50,000     3.455%, 12/09/05                 50,000
           Calyon
    40,000     3.185%, 08/16/05                 40,000
           Deutsche Bank AG
    40,000     3.290%, 08/09/05                 40,000
           Dexia Banque Belgique
    40,000     3.225%, 08/26/05                 40,000
           HBOS Treasury Services PLC
    45,000     3.335%, 10/18/05                 45,002
           Natexis Banques Populaires
    45,000     3.310%, 10/25/05                 45,001
           Unicredito Italiano, SpA
    18,900     3.235%, 08/25/05                 18,900
           Wells Fargo Bank, NA
    40,000     3.260%, 08/05/05                 40,000
-------------------------------------------------------
                                               358,903
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           TOTAL CERTIFICATES OF DEPOSIT
           (Cost $358,903)                     358,903
-------------------------------------------------------
COMMERCIAL PAPER (16.5%)
BANKS (9.7%)
           Danske Bank A/S
    30,000     3.575%, 10/28/05                 29,782
           Westpac Capital Corporation
    50,000     3.150%, 08/22/05                 49,908
-------------------------------------------------------
                                                79,690
CONSUMER PRODUCTS (4.9%)
           Procter & Gamble 144A
    40,000     3.360%, 08/29/05                 39,896
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                                                39,896
FINANCIAL SERVICES (1.9%)
           National Rural Utilities
    15,258     3.400%, 08/25/05                 15,223
-------------------------------------------------------
                                                15,223
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           TOTAL COMMERCIAL PAPER
           (Cost $134,809)                     134,809
-------------------------------------------------------
TIME DEPOSIT (2.8%)
           Societe Generale
    22,680     3.313%, 08/01/05                 22,680
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           TOTAL TIME DEPOSIT
           (Cost $22,680)                       22,680
-------------------------------------------------------


-------------------------------------------------------
    Face
   Amount                                      Value
    (000)                                      (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS (36.7%)
$   75,000 Barclays Bank PLC
              3.290%, dated 07/29/05,
              to be repurchased on
              08/01/05, repurchase price
              $75,020,563 (collateralized
              by a U.S. Government
              Obligation, par value
              $78,656,000, 3.975%,
              04/10/06; total market
              value $76,500,826)             $  75,000
    75,000 Deutsche Bank Securities
              3.300%, dated 07/29/05,
              to be repurchased on
              08/01/05, repurchase price
              $75,020,625 (collateralized
              by U.S. Government
              Obligations, ranging in par
              value $4,258,000-$26,685,000,
              3.285%-6.250%, 08/31/05-12/15/17;
              total market value $76,500,719)   75,000
    75,000 Morgan Stanley
              3.300%, dated 07/29/05,
              to be repurchased on
              08/01/05, repurchase price
              $75,020,625 (collateralized
              by U.S. Government
              Obligations, ranging in par
              value $20,730,000-$58,620,000,
              3.000%-3.375%,02/15/08-04/15/09;
              total market value $77,251,328)   75,000
    75,000 UBS Securities
              3.300%, dated 07/29/05,
              to be repurchased on
              08/01/05, repurchase price
              $75,020,625 (collateralized
              by U.S. Government
              Obligations, ranging in par
              value $21,320,000-$50,655,000,
              4.750%-5.875%, 01/02/07-03/21/11;
              total market value $76,500,723)   75,000
-------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost $300,000)                   300,000
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             TOTAL INVESTMENTS (99.8%)
             (Cost $816,392) +               $ 816,392
=======================================================
PERCENTAGES ARE BASED ON NET ASSETS OF $818,273,886.

144A -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A
OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD
IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED
INSTITUTIONAL BUYERS.
PLC -- PUBLIC LIMITED COMPANY

SCHEDULE OF INVESTMENTS (UNAUDITED)                  AIG MONEY MARKET FUND
JULY 31, 2005
--------------------------------------------------------------------------

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO THE BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


AIG-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------
                                              James F. Volk
                                              President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------
                                              James F. Volk
                                              President


Date September 14, 2005

By (Signature and Title)*                     /s/ Michael Lawson
                                              -----------------------
                                              Michael Lawson
                                              Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.